FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value of Financial Assets and Financial Liabilities

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of September 30, 2025 and December 31, 2024:

	At September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$2,011,700	$2,011,700
Total assets	$—	$—	$2,011,700	$2,011,700

Liabilities:
Junior Note Warrants	$—	$—	$57,593	$57,593
Offering Common Stock Warrants	—	—	21,604,491	21,604,491
Notes payable - fair value option	—	—	10,861,237	10,861,237
SEPA liability	—	—	3,467,142	3,467,142
Claims settlement liability	—	—	502,196	502,196
Total liabilities	$—	$—	$36,492,659	$36,492,659

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900
Total liabilities	$—	$—	$166,515	$166,515

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2024 and 2023:

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$2,238,519	$2,238,519

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

Schedule of Changes in Fair Value of Financial Assets

The following table sets forth a summary of the changes in fair value of the Company's Convertible Note Receivable:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2025	2025
Fair value, beginning balance	$748,600	$—
Fair value at issuance	—	260,000
Principal additions	2,307,394	2,957,394
Contributions from related party	—	(150,000)
Change in fair value	(1,044,294)	(1,055,694)
Fair value, ending balance	$2,011,700	$2,011,700

Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

The following tables set forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of September 30, 2025 and December 31, 2024:

	At September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Note Receivable	$—	$—	$2,011,700	$2,011,700
Total assets	$—	$—	$2,011,700	$2,011,700

Liabilities:
Junior Note Warrants	$—	$—	$57,593	$57,593
Offering Common Stock Warrants	—	—	21,604,491	21,604,491
Notes payable - fair value option	—	—	10,861,237	10,861,237
SEPA liability	—	—	3,467,142	3,467,142
Claims settlement liability	—	—	502,196	502,196
Total liabilities	$—	$—	$36,492,659	$36,492,659

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900
Total liabilities	$—	$—	$166,515	$166,515

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8. In March 2025, the remaining August 2024 Convertible Notes were purchased by Indigo Capital and subsequently extinguished. For additional information, see Note 8.

The following tables set forth the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 31, 2024 and 2023:

	At December 31, 2024
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$128,615	$128,615
Convertible note derivative liability (1)	—	—	37,900	37,900

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Junior Note Warrants	$—	$—	$2,238,519	$2,238,519

(1)
Represents the August 2024 Convertible Note Derivative Liability, as defined and described in Note 8, Notes and Convertible Notes Payable.

Notes Payable Fair Value Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Notes Payable Recorded Under Fair Value Option

The fair value of the Company's notes payable recorded under the fair value option was estimated using Level 3 fair value measurements. The range of significant inputs to the calculation of the fair value of the notes payable recorded under the fair value option at issuance through September 30, 2025 were as follows:

Nine Months Ended September 30, 2025
Valuation Inputs:	Indigo Capital Convertible Notes(1)	Diagonal Convertible Note(1)	Agile Note(2)	Brick Lane Convertible Notes(1)(3)	Bomore Convertible Notes(3)
Stock price	$0.15 - 0.35	$0.14 - 0.35	N/A	$0.15 - 0.35	$0.15 - 0.35
Expected term (in years)	0.42 - 1.00	0.41 - 0.79	0.24 - 0.58	0.67 - 1.00	0.71 - 1.00
Expected volatility	194.6% - 268.7%	145.6% - 245.4%	N/A	258.4%	N/A
Risk-free interest rate	3.7% - 4.2%	3.8% - 4.2%	N/A	4.1%	N/A
Risk-adjusted discount rate	0.0% - 12.9%	N/A	18.0% - 19.1%	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A	N/A

	Nine Months Ended September 30, 2025
Valuation Inputs:	Boot Convertible Note(1)	Torcross Convertible Note(3)	TAG Promissory Note(1)	AZ Promissory Note (Related Party)(1)	Yorkville Promissory Note (Related Party)(1)
Stock price	$0.14 - 0.35	$0.15 - 0.35	$0.15 - 0.32	$0.15 - 0.35	$0.35
Expected term (in years)	0.41 - 0.79	0.73 - 1.00	0.33 - 0.55	0.58 - 0.81	2.90
Expected volatility	157.9% - 245.4%	N/A	120.5% - 196.2%	146.0% - 231.3%	206.0%
Risk-free interest rate	3.9% - 4.2%	N/A	4.0% - 4.3%	3.8% - 4.2%	3.7%
Risk-adjusted discount rate	N/A	N/A	N/A	N/A	N/A
Expected dividend yield	N/A	N/A	N/A	N/A	N/A
(1)
Fair value was estimated using a Monte Carlo simulation model, which incorporates significant assumptions including the expected volatility of the Company's stock price, the risk-free interest rate, and the timing and probability of future liquidity events.
(2)
Fair value was estimated using a discounted cash flow method, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgment in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
(3)
Fair value was estimated using the current value method, which allocates the Company's most recent enterprise value to the various classes of equity based on their respective rights and preferences.

Schedule of Changes in Fair Value of Financial Liabilities

The following tables set forth a summary of the changes in fair value of the Company's notes payable recorded under the fair value option:

	Three Months Ended September 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$6,262,378	$468,158	$—	$(2,284,909)	$27,888	$4,473,515
AZ Promissory Note (related party)	—	2,645,200	—	—	34,300	2,679,500
TAG Promissory Note (related party)	—	1,639,914	—	—	26,212	1,666,126
Diagonal Convertible Notes	393,220	299,242	—	—	(38,124)	654,338
Agile Note	874,560	—	(400,001)	—	(38,759)	435,800
Brick Lane Convertible Notes	270,839	177,366	—	(131,452)	16,773	333,526
Bomore Convertible Notes	1,383,639	—	—	(1,112,798)	20,468	291,309
Boot Convertible Note	189,961	—	—	—	(8,492)	181,469
Torcross Convertible Note	135,420	—	—	—	10,234	145,654
Yorkville Promissory Note	—	1,255,700	(1,250,000)	—	(5,700)	—
Total	$9,510,017	$6,485,580	$(1,650,001)	$(3,529,159)	$44,800	$10,861,237

	Nine Months Ended September 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$—	$9,482,632	$—	$(5,953,849)	$944,732	$4,473,515
AZ Promissory Note (related party)	—	2,645,200	—	—	34,300	2,679,500
TAG Promissory Note (related party)	—	1,639,914	—	—	26,212	1,666,126
Diagonal Convertible Notes	—	699,197	—	—	(44,859)	654,338
Agile Note	—	500,000	(341,584)	—	277,384	435,800
Brick Lane Convertible Notes	—	2,742,750	—	(2,396,025)	(13,199)	333,526
Bomore Convertible Notes	—	1,411,829	—	(1,112,798)	(7,722)	291,309
Boot Convertible Note	—	193,215	—	—	(11,746)	181,469
Torcross Convertible Note	—	133,883	—	—	11,771	145,654
Yorkville Promissory Note	—	1,255,700	(1,250,000)	—	(5,700)	—
Total	$—	$20,704,320	$(1,591,584)	$(9,462,672)	$1,211,173	$10,861,237

Schedule of changes in fair value of warrant liabilities

The following tables set forth a summary of the changes in fair value of the Company's notes payable recorded under the fair value option:

	Three Months Ended September 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$6,262,378	$468,158	$—	$(2,284,909)	$27,888	$4,473,515
AZ Promissory Note (related party)	—	2,645,200	—	—	34,300	2,679,500
TAG Promissory Note (related party)	—	1,639,914	—	—	26,212	1,666,126
Diagonal Convertible Notes	393,220	299,242	—	—	(38,124)	654,338
Agile Note	874,560	—	(400,001)	—	(38,759)	435,800
Brick Lane Convertible Notes	270,839	177,366	—	(131,452)	16,773	333,526
Bomore Convertible Notes	1,383,639	—	—	(1,112,798)	20,468	291,309
Boot Convertible Note	189,961	—	—	—	(8,492)	181,469
Torcross Convertible Note	135,420	—	—	—	10,234	145,654
Yorkville Promissory Note	—	1,255,700	(1,250,000)	—	(5,700)	—
Total	$9,510,017	$6,485,580	$(1,650,001)	$(3,529,159)	$44,800	$10,861,237

	Nine Months Ended September 30, 2025
	Beginning Balance	Issuance	Additions & (Payments)	Conversion	Change in Fair Value	Ending Balance
Indigo Capital Convertible Notes	$—	$9,482,632	$—	$(5,953,849)	$944,732	$4,473,515
AZ Promissory Note (related party)	—	2,645,200	—	—	34,300	2,679,500
TAG Promissory Note (related party)	—	1,639,914	—	—	26,212	1,666,126
Diagonal Convertible Notes	—	699,197	—	—	(44,859)	654,338
Agile Note	—	500,000	(341,584)	—	277,384	435,800
Brick Lane Convertible Notes	—	2,742,750	—	(2,396,025)	(13,199)	333,526
Bomore Convertible Notes	—	1,411,829	—	(1,112,798)	(7,722)	291,309
Boot Convertible Note	—	193,215	—	—	(11,746)	181,469
Torcross Convertible Note	—	133,883	—	—	11,771	145,654
Yorkville Promissory Note	—	1,255,700	(1,250,000)	—	(5,700)	—
Total	$—	$20,704,320	$(1,591,584)	$(9,462,672)	$1,211,173	$10,861,237

Junior Note Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The range of significant inputs to the calculation of the fair value of the Junior Note Warrant liability during the periods presented were as follows:

	Nine Months Ended September 30,
	2025	2024
Junior Note Warrants:
Stock price	$0.15 - 0.35	$0.03 - 0.51
Expected term (in years)	3.2 - 4.4	4.2 - 4.9
Expected volatility	62.4% - 182%	58.9% - 76.9%
Risk-free interest rate	3.7% - 3.9%	3.6% - 4.3%
Expected dividend yield	0.0%	0.0%

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Fair value, beginning balance	$18,301	$452,007	$128,615	$2,238,519
Change in fair value	39,292	(369,674)	(71,022)	(2,156,186)
Fair value, ending balance	$57,593	$82,333	$57,593	$82,333

The following tables set forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2024
Fair value as of December 31, 2023	$2,238,519
Change in fair value	(2,109,904)
Fair value as of December 31, 2024	$128,615

Year Ended December 31,
2023
Fair value at issuance	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

Schedule of changes in fair value of warrant liabilities

The following table sets forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Fair value, beginning balance	$18,301	$452,007	$128,615	$2,238,519
Change in fair value	39,292	(369,674)	(71,022)	(2,156,186)
Fair value, ending balance	$57,593	$82,333	$57,593	$82,333

The following tables set forth a summary of the changes in fair value of the Company's Junior Note Warrants issued in November 2023:

Year Ended December 31,
2024
Fair value as of December 31, 2023	$2,238,519
Change in fair value	(2,109,904)
Fair value as of December 31, 2024	$128,615

Year Ended December 31,
2023
Fair value at issuance	$—
Recognition of Junior Note Warrants upon issuance	2,668,169
Change in fair value	(429,650)
Fair value as of December 31, 2023	$2,238,519

August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants

The aggregate fair value of the August 2024 Convertible Note Derivative Liability was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the August 2024 Convertible Note Derivative Liability during the year ended December 31, 2024 were as follows:

Year Ended December 31, 2024
August 2024 Convertible Note Derivative Liability:
Stock price	$0.51 - $1.82
Expected term (in years)	0.35 - 0.46
Expected volatility	253.0% - 285.4%
Risk-free interest rate	4.6% - 5.0%
Expected dividend yield	0.0%

Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Fair value, beginning balance	$—	$—	$37,900	$—
Initial recognition at fair value	—	179,000	—	$179,000
Change in fair value	—	(141,100)	—	$(141,100)
Extinguishment of August 2024 Convertible Notes	—	—	(37,900)	—
Fair value, ending balance	$—	$37,900	$—	$37,900

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value as of December 31, 2023	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value as of December 31, 2024	$37,900

Schedule of changes in fair value of warrant liabilities

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Fair value, beginning balance	$—	$—	$37,900	$—
Initial recognition at fair value	—	179,000	—	$179,000
Change in fair value	—	(141,100)	—	$(141,100)
Extinguishment of August 2024 Convertible Notes	—	—	(37,900)	—
Fair value, ending balance	$—	$37,900	$—	$37,900

The following table sets forth a summary of the changes in fair value of the Company's August 2024 Convertible Note Derivative Liability:

Fair value as of December 31, 2023	$—
Initial recognition at fair value	179,000
Change in fair value	(141,100)
Fair value as of December 31, 2024	$37,900

Offering Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The range of significant inputs to the calculation of the fair value of the warrant liability related to the Offering Common Stock Warrants at issuance through September 30, 2025 were as follows:

Nine Months Ended September 30,
2025
Offering Common Stock Warrants:
Stock price	$0.1395 - 0.1488
Expected term (in years)	5
Expected volatility	144.0% - 145.0%
Risk-free interest rate	3.6% - 3.7%
Expected dividend yield	0.0%

Schedule of Changes in Fair Value of Financial Liabilities

The following table sets forth a summary of the changes in fair value of the Company's Offering Common Stock Warrants:

Three and Nine Months Ended September 30,
2025
Fair value, beginning balance	$—
Fair value allocation at issuance	20,747,899
Exercises	(496,714)
Change in fair value	1,353,306
Fair value, ending balance	$21,604,491

Schedule of changes in fair value of warrant liabilities

The following table sets forth a summary of the changes in fair value of the Company's Offering Common Stock Warrants:

Three and Nine Months Ended September 30,
2025
Fair value, beginning balance	$—
Fair value allocation at issuance	20,747,899
Exercises	(496,714)
Change in fair value	1,353,306
Fair value, ending balance	$21,604,491

SEPA Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of the Company's SEPA Liability

The following table sets forth a summary of the changes in fair value of the Company's SEPA liability:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2025	2025
Fair value, beginning balance	$3,297,922	$—
Fair value at issuance	—	3,582,724
Common stock issued (1)	(2,308,076)	(2,853,385)
Settlement of Yorkville Promissory Note	1,261,880	1,261,880
Cash receipts under SEPA liability	568,973	568,973
Change in fair value	646,443	906,950
Fair value, ending balance	$3,467,142	$3,467,142

(1)
Includes the fair value of the shares issued to the SEPA Investor in connection with the commitment fee payable under the SEPA in an amount equal to 1% of the Commitment Amount, or $1,000,000, to be paid 50% on execution of the SEPA and 50% to be paid 90 days after execution of the SEPA, as further detailed in Note 11.

Schedule of Significant Inputs to Calculation of Fair Value SEPA Liability	The range of significant inputs to the calculation of the fair value of the SEPA liability at issuance through September 30, 2025 were as follows:

Nine Months Ended September 30,
2025
SEPA Liability
Stock price	$0.15 - 0.37
Expected term (in years)	2.70 - 3.00
Expected volatility	198.0% - 205.0%
Risk-free interest rate	3.6% - 3.9%
Expected dividend yield	0.0%

Claims Settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Changes in Fair Value of Financial Assets

The following table sets forth a summary of the changes in fair value of the Company's Claims Settlement liability:

Three and Nine Months Ended September 30,
2025
Fair value, beginning balance	$—
Fair value at issuance	9,627,408
Common stock issued	(6,540,488)
Change in fair value	(2,584,724)
Fair value, ending balance	$502,196

Schedule of Aggregate Fair value of Warrants	The range of significant inputs to the calculation of the fair value of the claims settlement liability at issuance and September 30, 2025 were as follows:

Nine Months Ended September 30,
2025
Claims Settlement Liability
Stock price	$0.15 - 0.31
Expected term (in years)	0.50 - 0.70
Expected volatility	143.1% - 213.4%
Risk-free interest rate	3.8% - 4.2%

Convertible Notes Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Aggregate Fair value of Warrants	The significant inputs to the calculation of the fair value of the Convertible Note Receivable at issuance through September 30, 2025 were as follows:

Nine Months Ended September 30,
2025
Convertible Note Receivable
Stock price	$0.000038 - 0.000048
Expected term (in years)	0.75 - 1.25
Expected volatility	157.7% - 188.1%
Risk-free interest rate	3.8% - 4.2%
Expected dividend yield	0.0%